Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 24, 2011
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Central Index Key	dei_EntityCentralIndexKey	0000052136
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 24, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 24, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

NATIXIS FUNDS

Supplement dated June 24, 2011 to the Class A, Class C and Class Y Prospectuses, each dated May 1, 2011, as may be revised or supplemented from time to time for the following funds:

ASG Diversifying Strategies Fund

Effective immediately, the Annual Fund Operating Expenses table under the section "Fund Fees & Expenses" in the ASG Diversifying Strategies Fund Class AC Fund Summary is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fees	1.25%	1.25%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses (restated to reflect current expenses)	0.49%	0.41%
Total annual fund operating expenses	1.99%	2.66%
Fee waiver and/or expense reimbursement[1]	0.25%	0.17%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.74%	2.49%

1 AlphaSimplex Group, LLC (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of organizational expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Effective immediately, the Example table under the section "Fund Fees & Expenses" in the ASG Diversifying Strategies Fund Class AC Fund Summary is amended as follows:

	Class A	Class C
		If shares are redeemed	If shares are not redeemed
1 year	$742	$352	$252
3 years	$1,141	$810	$810
5 years	$1,564	$1,395	$1,395
10 years	$2,740	$2,980	$2,980

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the ASG Diversifying Strategies Fund Class AC Fund Summary:

The Fund's Class A shares total return year to date as of March 31, 2011 was -0.86%.

Effective immediately, the Annual Fund Operating Expenses table under the section "Fund Fees & Expenses" in the ASG Diversifying Strategies Fund Class Y Fund Summary is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	1.25%
Other expenses (restated to reflect current expenses)	0.58%
Total annual fund operating expenses	1.83%
Fee waiver and/or expense reimbursement[1]	0.34%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.49%

1 AlphaSimplex Group, LLC (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45% of the Fund's average daily net assets for Class Y shares, exclusive of organizational expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Effective immediately, the Example table under the section "Fund Fees & Expenses" in the ASG Diversifying Strategies Fund Class Y Fund Summary is amended as follows:

Class Y
1 year	$152
3 years	$543
5 years	$959
10 years	$2,120

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the ASG Diversifying Strategies Fund Class Y Fund Summary:

The Fund's Class Y shares total return year to date as of March 31, 2011 was -0.76%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000052136_SupplementTextBlock

NATIXIS FUNDS

Supplement dated June 24, 2011 to the Class A, Class C and Class Y Prospectuses, each dated May 1, 2011, as may be revised or supplemented from time to time for the following funds:

ASG Diversifying Strategies Fund

Effective immediately, the Annual Fund Operating Expenses table under the section "Fund Fees & Expenses" in the ASG Diversifying Strategies Fund Class AC Fund Summary is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fees	1.25%	1.25%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses (restated to reflect current expenses)	0.49%	0.41%
Total annual fund operating expenses	1.99%	2.66%
Fee waiver and/or expense reimbursement[1]	0.25%	0.17%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.74%	2.49%

1 AlphaSimplex Group, LLC (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of organizational expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Effective immediately, the Example table under the section "Fund Fees & Expenses" in the ASG Diversifying Strategies Fund Class AC Fund Summary is amended as follows:

	Class A	Class C
		If shares are redeemed	If shares are not redeemed
1 year	$742	$352	$252
3 years	$1,141	$810	$810
5 years	$1,564	$1,395	$1,395
10 years	$2,740	$2,980	$2,980

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the ASG Diversifying Strategies Fund Class AC Fund Summary:

The Fund's Class A shares total return year to date as of March 31, 2011 was -0.86%.

Effective immediately, the Annual Fund Operating Expenses table under the section "Fund Fees & Expenses" in the ASG Diversifying Strategies Fund Class Y Fund Summary is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	1.25%
Other expenses (restated to reflect current expenses)	0.58%
Total annual fund operating expenses	1.83%
Fee waiver and/or expense reimbursement[1]	0.34%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.49%

1 AlphaSimplex Group, LLC (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45% of the Fund's average daily net assets for Class Y shares, exclusive of organizational expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Effective immediately, the Example table under the section "Fund Fees & Expenses" in the ASG Diversifying Strategies Fund Class Y Fund Summary is amended as follows:

Class Y
1 year	$152
3 years	$543
5 years	$959
10 years	$2,120

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the ASG Diversifying Strategies Fund Class Y Fund Summary:

The Fund's Class Y shares total return year to date as of March 31, 2011 was -0.76%.

Retail Class | ASG Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000052136_SupplementTextBlock

Effective immediately, the Annual Fund Operating Expenses table under the section "Fund Fees & Expenses" in the ASG Diversifying Strategies Fund Class AC Fund Summary is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C
Management fees	1.25%	1.25%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses (restated to reflect current expenses)	0.49%	0.41%
Total annual fund operating expenses	1.99%	2.66%
Fee waiver and/or expense reimbursement[1]	0.25%	0.17%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.74%	2.49%

1 AlphaSimplex Group, LLC (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of organizational expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.70% and 2.45% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Effective immediately, the Example table under the section "Fund Fees & Expenses" in the ASG Diversifying Strategies Fund Class AC Fund Summary is amended as follows:

	Class A	Class C
		If shares are redeemed	If shares are not redeemed
1 year	$742	$352	$252
3 years	$1,141	$810	$810
5 years	$1,564	$1,395	$1,395
10 years	$2,740	$2,980	$2,980

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the ASG Diversifying Strategies Fund Class AC Fund Summary:

The Fund's Class A shares total return year to date as of March 31, 2011 was -0.86%.

Class Y | ASG Diversifying Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000052136_SupplementTextBlock

Effective immediately, the Annual Fund Operating Expenses table under the section "Fund Fees & Expenses" in the ASG Diversifying Strategies Fund Class Y Fund Summary is amended as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	1.25%
Other expenses (restated to reflect current expenses)	0.58%
Total annual fund operating expenses	1.83%
Fee waiver and/or expense reimbursement[1]	0.34%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.49%

1 AlphaSimplex Group, LLC (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45% of the Fund's average daily net assets for Class Y shares, exclusive of organizational expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Effective immediately, the Example table under the section "Fund Fees & Expenses" in the ASG Diversifying Strategies Fund Class Y Fund Summary is amended as follows:

Class Y
1 year	$152
3 years	$543
5 years	$959
10 years	$2,120

Effective immediately, the following sentence is added under the bar chart in the sub-section "Risk/Return Bar Chart and Table" within the section "Investments, Risks and Performance" with regard to the ASG Diversifying Strategies Fund Class Y Fund Summary:

The Fund's Class Y shares total return year to date as of March 31, 2011 was -0.76%.